Expense Example, No Redemption - Legg Mason Global Infrastructure ETF - Legg Mason Global Infrastructure ETF	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	139
Expense Example, No Redemption, 5 Years	247
Expense Example, No Redemption, 10 Years	$ 563